NATURE OF OPERATIONS	6 Months Ended
Sep. 30, 2022
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

Portage Biotech Inc. (the "Company" or “Portage”) is incorporated in the British Virgin Islands ("BVI") with its registered office located at Clarence Thomas Building, P.O. Box 4649, Road Town, Tortola, BVI. Its USA agent, Portage Development Services Inc. ("PDS"), is located at 61 Wilton Road, Westport, CT, 06880, USA.

The Company is a foreign private issuer under the Securities and Exchange Commission (the “SEC”) rules. It is also a reporting issuer under the securities legislation of the provinces of Ontario and British Columbia. Its ordinary shares were listed on the Canadian Securities Exchange (“CSE”) under the symbol “PBT.U”. On February 25, 2021, the ordinary shares of the Company began trading on the NASDAQ Capital Market (“NASDAQ”) under the symbol “PRTG”. As the principal market for the Company’s ordinary shares is NASDAQ, the Company voluntarily delisted from the CSE on April 23, 2021.

Portage is a clinical-stage immuno-oncology company advancing therapies that target known checkpoint resistance pathways to improve long-term treatment response and quality of life in patients with evasive cancers. Portage’s access to next-generation technologies coupled with a deep understanding of biological mechanisms enable the identification of clinical therapies and product development strategies that accelerate these medicines through the translational pipeline. Portage’s portfolio consists of six diverse platforms, with lead programs including invariant natural killer T-cell (“iNKT”) agonists and a suite of treatments targeting the adenosine pathway. Additional programs leverage delivery by intratumorals, nanoparticles, liposomes, aptamers, and virus-like particles. Within these six platforms, Portage has 14 products currently in development with multiple clinical readouts expected through the end of 2023.

On August 13, 2018, the Company reached a definitive agreement to acquire 100% of SalvaRx Limited (“SalvaRx”) in exchange for 8,050,701 ordinary shares of the Company (the “SalvaRx Acquisition”). The SalvaRx Acquisition was completed on January 8, 2019 (the “Acquisition Date”) upon receiving shareholder and regulatory approval. In connection with the SalvaRx Acquisition, the Company acquired interests in SalvaRx’s five research and development invested entities and subsidiaries: iOx Therapeutics Ltd. (“iOx”), Nekonal Oncology Limited (“Nekonal”), Intensity Therapeutics, Inc. (“Intensity”), Saugatuck Therapeutics, Ltd. (“Saugatuck”) and Rift Biotherapeutics Inc. (“Rift”).  The Company also acquired an option in Nekonal SARL, a Luxembourg-based company holding intellectual property rights for therapeutics and diagnostics in the field of autoimmune disorders and oncology, to participate in the funding of its autoimmune programs. During fiscal 2021, the Company abandoned its interests in Nekonal and Nekonal SARL.

On June 5, 2020, the Company effected a 100:1 reverse stock split. All share and per share information included in the condensed consolidated interim financial statements of the Company have been retroactively adjusted to reflect the impact of the reverse stock split. The authorized shares of ordinary shares of the Company remained at an unlimited number of ordinary shares without par value.